Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Percentage of employer's matching contribution	50.00%
Employer's annual contribution	$ 520,488	$ 496,363	$ 485,251
Defined contribution plan, service period for eligibility	1 year
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer's matching contribution as percentage of each participant's compensation, maximum	3.00%
Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 183,824	179,552	174,509
Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation expense	$ 584,319	$ 640,291	$ 514,635